UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7486

        Nuveen Maryland Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Maryland Premium Income Municipal Fund (NMY)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 1.9%

$3,255	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 2,951,016
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 21.6%

1,000	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series	4/14 at 100.00	A+	1,025,080
	2004, 5.250%, 4/01/34

1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing	6/09 at 102.00	Baa3	1,040,490
	Foundation - Salisbury State University, Series 1999A, 6.000%, 6/01/19

2,250	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing	6/09 at 102.00	Baa2	2,274,188
	Foundation - College Park, Series 1999A, 5.750%, 6/01/24

1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland -	10/13 at 100.00	Baa3	1,039,950
	Baltimore, Series 2003A, 5.625%, 10/01/23

	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of
	Maryland - College Park Project, Series 2001:
1,000	5.375%, 7/01/15 - AMBAC Insured	7/11 at 100.00	AAA	1,116,890
1,000	5.375%, 7/01/16 - AMBAC Insured	7/11 at 100.00	AAA	1,113,670

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School,
	Series 2000:
750	5.250%, 7/01/25 - FSA Insured	1/11 at 101.00	AAA	794,603
500	5.250%, 7/01/30 - FSA Insured	1/11 at 101.00	AAA	524,350

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Johns Hopkins	7/07 at 102.00	AA	1,625,385
	University, Series 1997, 5.625%, 7/01/27

1,460	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1	1,506,121
	College of Art, Series 2001, 5.625%, 6/01/36

1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series	7/14 at 100.00	A-	1,260,875
	2004, 5.125%, 7/01/34

9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees	No Opt. Call	AAA	11,555,202
	and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 - MBIA Insured

	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
5,645	5.000%, 4/01/15	4/13 at 100.00	AA	6,191,154
2,680	5.000%, 4/01/19	4/13 at 100.00	AA	2,869,985

	Healthcare - 23.4%

2,550	Gaithersburg, Maryland, Hospital Facilities Refunding and Improvement Revenue Bonds, Shady Grove	No Opt. Call	AAA	3,093,278
	Adventist Hospital, Series 1995, 6.500%, 9/01/12 - FSA Insured

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	6/09 at 101.00	A	2,127,640
	System, Series 1998A, 5.375%, 7/01/15

750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland	7/10 at 101.00	A3	846,397
	Medical System, Series 2000, 6.750%, 7/01/30

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Hospital,	7/08 at 101.00	AAA	1,051,220
	Howard County General Hospital Acquisition, Series 1998, 5.000%, 7/01/19 - MBIA Insured

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	1,504,110
	Medical Center, Series 2001, 5.000%, 7/01/34

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland	7/12 at 100.00	A	1,637,220
	Medical System, Series 2002, 6.000%, 7/01/22

3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General	7/12 at 100.00	Baa1	3,352,603
	Hospital, Series 2002, 5.800%, 7/01/32

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	A3	2,020,540
	Hospital, Series 2002, 5.125%, 7/01/35

3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil	7/12 at 100.00	A3	3,372,623
	County, Series 2002, 5.625%, 7/01/32

3,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	3,816,834
	Institute, Series 2003, 5.500%, 7/01/33

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland	7/13 at 100.00	AAA	1,036,420
	Medical System, Series 2004B, 5.000%, 7/01/24 - AMBAC Insured

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series	8/14 at 100.00	BBB	1,512,615
	2004, 5.375%, 8/15/24

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health
	System, Series 2004A:
340	4.750%, 7/01/28	7/14 at 100.00	A	327,529
1,540	5.125%, 7/01/34	7/14 at 100.00	A	1,553,398

1,525	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	1,554,936
	Hospital, Series 2004, 5.500%, 7/01/36

	Prince George's County, Maryland, Revenue Refunding and Project Bonds, Dimensions Health
	Corporation, Series 1994:
825	5.000%, 7/01/05	1/05 at 102.00	B3	759,388
3,080	5.375%, 7/01/14	1/05 at 102.00	B3	2,467,850
6,000	5.300%, 7/01/24	1/05 at 102.00	B3	4,617,360

	Housing/Multifamily - 19.3%

1,795	Charles County, Maryland, FHA-Insured Mortgage Revenue Refunding Bonds, Holly Station IV Townhouses	5/05 at 102.00	AAA	1,848,024
	Project, Series 1995A, 6.450%, 5/01/26

	Howard County, Maryland, FHA-Insured Mortgage Revenue Refunding Bonds, Normandy Woods III
	Apartments Project, Series 1996A:
700	6.000%, 7/01/17	7/06 at 102.00	AAA	734,048
2,000	6.100%, 7/01/25	7/06 at 102.00	AAA	2,081,200

2,500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%,	1/09 at 101.00	Aa2	2,543,150
	7/01/41 (Alternative Minimum Tax)

880	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%,	1/10 at 100.00	Aa2	927,291
	7/01/32 (Alternative Minimum Tax)

1,450	Maryland Community Development Administration, FNMA Multifamily Development Revenue Bonds,	2/11 at 101.00	Aaa	1,559,939
	Edgewater Village Apartments, Series 2000B, 5.800%, 8/01/20 (Alternative Minimum Tax)

2,000	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing	7/05 at 102.00	Aa2	2,068,500
	Revenue Bonds, Series 1995A, 5.900%, 7/01/15

1,500	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/06 at 102.00	Aaa	1,557,735
	Bonds, Series 1996B, 5.900%, 7/01/26

3,830	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing	7/08 at 101.00	Aaa	3,905,719
	Development Bonds, Series 1998A, 5.200%, 7/01/30

2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,101,100
	Bonds, Series 2000A, 6.100%, 7/01/30

	Prince George's County Housing Authority, Maryland, Mortgage Revenue Refunding Bonds, Cherry Hill
	Apartments, Series 1993A:
1,090	5.900%, 9/20/10 - FSA Insured	10/04 at 101.00	AAA	1,104,497
1,930	6.000%, 9/20/15 - FSA Insured	10/04 at 101.00	AAA	1,955,804

1,500	Prince George's County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Refunding	12/04 at 102.00	AAA	1,538,955
	Bonds, Riverview Terrace Apartments, Series 1995A, 6.700%, 6/20/20

	Prince George's County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Refunding
	Bonds, Overlook Apartments, Series 1995A:
2,000	5.700%, 12/20/15	12/05 at 102.00	AAA	2,081,120
1,670	5.750%, 12/20/19	12/05 at 102.00	AAA	1,733,143

1,000	Prince George's County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Refunding	11/04 at 100.00	AAA	1,001,000
	Bonds, Foxglenn Apartments, Series 1998A, 5.450%, 11/20/14 (Alternative Minimum Tax)

540	Prince George's County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Bonds,	9/09 at 102.00	AAA	571,174
	University Landing Apartments, Series 1999, 6.100%, 3/20/41 (Alternative Minimum Tax)

1,000	Salisbury, Maryland, FHA-Insured Mortgage Revenue Refunding Bonds, College Lane Apartments, Series	12/04 at 102.00	AAA	1,023,510
	1995A, 6.600%, 12/01/26

	Housing/Single Family - 0.9%

870	Prince George's County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single Family	8/07 at 102.00	AAA	915,632
	Mortgage Revenue Bonds, Series 1997A, 5.625%, 8/01/17 (Alternative Minimum Tax)

70	Prince George's County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single Family	8/10 at 100.00	AAA	74,087
	Mortgage Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative Minimum Tax)

370	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program, Home Mortgage Revenue	6/13 at 100.00	AAA	364,258
	Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

	Long-Term Care - 1.8%

1,000	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A, 5.625%,	1/09 at 101.00	AA	1,064,290
	1/01/25 - RAAI Insured

1,745	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds,	4/11 at 102.00	N/R	1,758,454
	Series 1996A, 7.625%, 4/01/21

	Tax Obligation/General - 24.5%

4,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2003, 5.000%, 3/01/13	No Opt. Call	AA+	4,472,760

	Baltimore County, Maryland, Metropolitan District General Obligation Bonds, 67th Issue:
2,500	5.000%, 6/01/25	6/11 at 101.00	AAA	2,606,000
3,500	5.000%, 6/01/26	6/11 at 101.00	AAA	3,631,600

1,000	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 1989B,	No Opt. Call	A+	1,177,160
	7.150%, 10/15/08

	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
1,000	5.000%, 11/01/21	11/12 at 101.00	AA	1,066,540
1,000	5.000%, 11/01/22	11/12 at 101.00	AA	1,060,110

3,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 1999, 5.250%,	7/09 at 101.00	AA	3,328,020
	7/01/18

500	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community	7/10 at 102.00	AA	532,110
	Development Authority, Series 2001A, 5.700%, 7/01/29 - RAAI Insured

	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B:
735	5.000%, 8/15/16	2/14 at 100.00	AAA	810,948
1,625	5.000%, 8/15/17	2/14 at 100.00	AAA	1,783,389
1,180	5.000%, 8/15/19	2/14 at 100.00	AAA	1,279,380

1,190	Maryland National Capital Park and Planning Commission, Prince George's County, General Obligation	1/14 at 100.00	AA	1,301,170
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17

	Montgomery County, Maryland, General Obligation Consolidated Public Improvement Refunding Bonds,
	Series 2001:
1,750	5.250%, 10/01/13	10/11 at 101.00	AAA	1,984,693
2,000	5.250%, 10/01/18	10/11 at 101.00	AAA	2,190,600

925	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	983,220

1,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	12/11 at 101.00	AAA	1,088,400
	2001, 5.250%, 12/01/20 - FGIC Insured

2,500	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	9/12 at 101.00	AA	2,503,025
	2002, 4.100%, 9/15/19

5,770	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	10/13 at 100.00	AA	6,258,257
	2003A, 5.000%, 10/01/18

460	Wicomico County, Maryland, General Obligation Public Improvement Bonds, Series 1999, 5.750%,	12/09 at 101.00	AAA	524,188
	12/01/19 - FGIC Insured

	Tax Obligation/Limited - 22.3%

	Baltimore Board of School Commissioners, Maryland, City Public School System Revenue Bonds,
	Series 2003A:
1,500	5.000%, 5/01/16	5/13 at 100.00	AA+	1,636,995
1,000	5.000%, 5/01/18	5/13 at 100.00	AA+	1,079,040

1,725	Howard County, Maryland, Metropolitan District Refunding Bonds, Series 2002A, 5.250%, 8/15/18	2/12 at 100.00	AAA	1,909,403

900	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	905,679
	5.750%, 7/01/34

1,465	Maryland Community Development Administration, Infrastructure Financing Bonds, Series 1998B,	6/08 at 101.00	Aaa	1,512,056
	5.200%, 6/01/28 - MBIA Insured

4,250	Maryland Department of Transportation, County Transportation Revenue Bonds, Series 2002, 5.500%,	No Opt. Call	AA	4,950,485
	2/01/16

2,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	2,238,060
	5.000%, 5/01/13

1,875	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	2,063,306
	Headquarters Building, Series 2002, 5.375%, 6/01/19

	Maryland Department of Transportation, Certificates of Participation, Mass Transit Administration
	Project, Series 2000:
880	5.500%, 10/15/19 (Alternative Minimum Tax)	10/10 at 101.00	AA+	941,820
930	5.500%, 10/15/20 (Alternative Minimum Tax)	10/10 at 101.00	AA+	992,236

1,700	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities,	6/13 at 100.00	AA+	1,765,399
	Series 2003, 5.000%, 6/15/24

2,455	Maryland Stadium Authority, Lease Revenue Bonds, Sports Facilities, Series 1996, 5.750%, 3/01/18 -	3/06 at 101.00	AAA	2,614,624
	AMBAC Insured

1,000	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AA	1,050,030

675	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior	7/12 at 101.00	AA	711,767
	Series 2002A, 5.500%, 7/01/27 - RAAI Insured

635	New Baltimore City Board of School Commissioners, Maryland, School System Revenue Bonds, Series	11/10 at 100.00	AA+	702,742
	2000, 5.125%, 11/01/15

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1996Y, 5.500%,	7/16 at 100.00	A	1,068,720
	7/01/36

1,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA, 5.500%,	No Opt. Call	AAA	1,758,105
	7/01/19 - MBIA Insured

2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 - FSA Insured	8/12 at 100.00	AAA	2,293,221

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.500%,	10/10 at 101.00	BBB	2,282,100
	10/01/24

	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General
	Obligation Construction Bonds, Series 2000:
1,085	5.250%, 6/01/20	6/10 at 100.00	AAA	1,182,466
1,205	5.250%, 6/01/21	6/10 at 100.00	AAA	1,308,799

	Transportation - 3.7%

1,060	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A, 5.250%,	No Opt. Call	AAA	1,202,771
	7/01/17 - FGIC Insured

2,075	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	6/06 at 102.00	CCC	1,284,861
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)

3,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2003,	No Opt. Call	AAA	3,351,390
	5.000%, 1/01/12 - MBIA Insured

	U.S. Guaranteed*** - 14.8%

2,500	Baltimore County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2002,	8/12 at 100.00	AAA	2,795,400
	5.000%, 8/01/18 (Pre-refunded to 8/01/12)

2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 - FGIC	7/08 at 101.00	AAA	2,113,460
	Insured

2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AAA	2,158,960
	7/01/24 - FGIC Insured

1,500	Baltimore, Maryland, Project and Revenue Refunding Bonds, Wastewater Projects, Series 2000A,	7/10 at 100.00	AAA	1,717,410
	5.625%, 7/01/30 (Pre-refunded to 7/01/10) - FSA Insured

845	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	923,322
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

575	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2002A, 5.250%,	2/12 at 100.00	AAA	650,387
	8/15/18 (Pre-refunded to 2/15/12)

	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A:
1,720	5.000%, 8/15/17 (Pre-refunded to 8/15/12)	8/12 at 100.00	AAA	1,923,733
1,000	5.000%, 8/15/22 (Pre-refunded to 8/15/12)	8/12 at 100.00	AAA	1,118,450

145	Howard County, Maryland, Metropolitan District Refunding Bonds, Series 2002A, 5.250%, 8/15/18	2/12 at 100.00	AAA	164,010
	(Pre-refunded to 2/15/12)

1,875	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Good Samaritan	11/04 at 101.00	AAA	1,955,718
	Hospital, Series 1993, 5.750%, 7/01/19 - AMBAC Insured

3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General	11/04 at 101.00	Aaa	3,250,593
	Hospital, Series 1993, 5.500%, 7/01/25

3,135	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series	No Opt. Call	AAA	3,317,770
	1997, 5.000%, 7/01/27 - AMBAC Insured

1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	1,097,480
	10/01/20

	Utilities - 13.0%

6,000	Anne Arundel County, Maryland, Pollution Control Revenue Refunding Bonds, Baltimore Gas and	10/04 at 102.00	A2	6,169,200
	Electric Company Project, Series 1994, 6.000%, 4/01/24

6,500	Calvert County, Maryland, Pollution Control Revenue Refunding Bonds, Baltimore Gas and Electric	1/05 at 102.00	A2	6,638,060
	Company Project, Series 1993, 5.550%, 7/15/14

2,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	2,561,200
	7.400%, 9/01/19 (Alternative Minimum Tax)

5,000	Prince George's County, Maryland, Pollution Control Revenue Refunding Bonds, Potomac Electric Power	1/05 at 100.00	A-	5,041,700
	Company, Series 1993, 6.375%, 1/15/23

	Water and Sewer - 0.7%

1,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AAA	1,076,710
	7/01/24 - FGIC Insured

$220,655	Total Long-Term Investments (cost $223,276,235) - 147.9%			232,114,758

	Other Assets Less Liabilities - 2.5%			3,949,869

	Preferred Shares, at Liquidation Value - (50.4)%			(79,100,000)

	Net Assets Applicable to Common Shares - 100%			$156,964,627

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $223,040,610.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
	Appreciation	$11,159,913
	Depreciation	(2,085,765)

	Net unrealized appreciation of investments	$ 9,074,148

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.